Accrued Liabilities Related Parties (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Accrued Liabilities - Related Parties [Line Items]
Price of per share					$ 1
Common stock issued to directors for conversion of fees	$ 56,250		$ 150,000
Board of Directors [Member]
Accrued Liabilities - Related Parties [Line Items]
Accrued fees	$ 25,000	$ 25,000	$ 100,000	$ 100,000
Shares issued (shares)			150,000
Conversion of accrued fees			$ 150,000
Price per share			$ 1
Directors [Member]
Accrued Liabilities - Related Parties [Line Items]
Shares issued (shares)	28,125
Price of per share	$ 2
Common stock issued to directors for conversion of fees	$ 56,250